Cover	Apr. 02, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 02, 2025
Entity Registrant Name	Potbelly Corporation
City Area Code	(312)
Local Phone Number	951-0600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	PBPB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001195734
Amendment Flag	false
Current Fiscal Year End Date	--12-28
Title of 12(b) Security	Common Stock, $0.01 par value
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-4466837
Entity File Number	001-36104
Entity Address, Address Line One	500 W Madison St, Suite 1000
Entity Address, State or Province	Chicago
Entity Address, Postal Zip Code	60661
Entity Address, State or Province	IL